Finance expenses	12 Months Ended
Dec. 31, 2021
Finance cost [Abstract]
Finance expenses	Finance expenses

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Bank interest payable	16	—	—
Loan interest payable	2	—	—
Interest expense on lease liabilities	149	86	50
Unwinding of discount rate on provisions	2	3	—
	169	89	50